Summary of Significant Accounting Policies - Schedule of Current Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Accrued capital expenditures	$ 77,716	$ 48,579	$ 14,352
Accrued lease operating expense	18,142	13,240	6,701
Accrued general and administrative expenses	11,986	14,485	2,290
Accrued ad valorem and production taxes	26,466	3,541	3,753
Accrued interest payable	41,857	11,934	1,239
Accrued environmental	571	577	1,012
Other miscellaneous, including operator advances	2,643	5,774	4,140
Accrued liabilities	$ 179,381	$ 98,130	$ 33,487